SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Intrinsic value of options exercised	$ 0	$ 0
Cash received from option exercises	0	0
Tax benefit realized from option exercises	$ 0	$ 0